Borrowings - Pre-Swap Obligations (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Pre-swap annual contractual obligations of long-term debt outstanding
2024	$ 6,427
2025	5,090
2026	5,624
2027	5,898
2028	3,959
Thereafter	30,600
Total	$ 57,598	$ 51,986